z ADVISOR CLASS SHARES	January 18, 2001
SUPPLEMENT TO THE April 29, 2000 PROSPECTUS
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein have the meanings set forth in the prospectus.
ACCESSOR FUNDS, INC.	ACCESSOR

The Board of Directors of Accessor Funds, Inc. has approved a change in the Dividends and Distributions policy. In connection with the policy change, the following language is inserted in the following section of the Advisor Class Prospectus:

On page 35, the following replaces the first paragraph of How to Purchase:

HOW TO PURCHASE

Purchase orders are accepted on each business day that the New York Stock Exchange is open and must be received in proper form prior to the close of the New York Stock Exchange, normally 4:00 p.m. Eastern time. If Accessor Capital receives a purchase order for shares of U.S. Government Money Fund on any business day and the invested monies are wired before 12:00 p.m. Pacific time, the investor will be entitled to receive that day's dividend. Otherwise, Accessor Capital must receive payment for shares by 12:00 p.m. Eastern time on the business day following the purchase request. All purchases must be made in U.S. dollars. Purchases may be made any of the following ways:

z INVESTOR CLASS SHARES	January 18, 2001
SUPPLEMENT TO THE April 29, 2000 PROSPECTUS
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein have the meanings set forth in the prospectus.
ACCESSOR FUNDS, INC.	ACCESSOR

The Board of Directors of Accessor Funds, Inc. has approved a change in the Dividends and Distributions policy. In connection with the policy change, the following language is inserted in the following section of the Investor Class Prospectus:

On page 35, the following replaces the first paragraph of How to Purchase:

HOW TO PURCHASE

Purchase orders are accepted on each business day that the New York Stock Exchange is open and must be received in proper form prior to the close of the New York Stock Exchange, normally 4:00 p.m. Eastern time. If Accessor Capital receives a purchase order for shares of U.S. Government Money Fund on any business day and the invested monies are wired before 12:00 p.m. Pacific time, the investor will be entitled to receive that day's dividend. Otherwise, Accessor Capital must receive payment for shares by 12:00 p.m. Eastern time on the business day following the purchase request. All purchases must be made in U.S. dollars. Purchases may be made any of the following ways: